September 25, 2008

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Pruco Life Flexible Premium Variable Annuity Account

(File No. 811-07325)

SP Advisor Variable Annuity

(File No.: 333-52780)

SP Anuity One/Plus Variable Annuity

(File No.: 333-37728)

SP FlexElite Variable Annuity

(File No.: 333-75702)

SP Select Variable Annuity

(File No.: 333-52754)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following semi annual reports for the period ending June 30, 2008, to the contract owners.

In addition to information transmitted herewith, we incorporate by reference the semi annual reports with respect to the following underlying mutual funds:

1.Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/2008

2.Filer/Entity:	Evergreen Variable Annuity Trust Fund
Registration No.:	811- 08716
CIK No.:	0000928754
Accession No.:	0001133228-08-000570
Date of Filing:	09/05/2008

3.Filer/Entity:	Nationwide Variable Insurance Trust
Registration No.	811-03213
CIK No.:	0000353905
Accession No.:	0000893220-08-002534
Date of Filing:	09/08/2008

4.Filer/Entity:	Janus Aspen Series
Registration No.:	811-07736
CIK No.:	0000906185
Accession No.:	0000950134-08-015843
Date of Filing:	08/27/2008

5.Filer/Entity:	The Prudential Series Fund
Registration No.:	811-03623
CIK No.:	0000711175

Accession No.:	0001193125-08-191170
Date of Filing:	09/05/2008

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

C. Christopher Sprague

/s/ C. Christopher Sprague

Vice President, Corporate Counsel

September 25, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Pruco Life Flexible Premium Variable Annuity Account

(File No. 811-07325)

Discovery Choice Variable Annuity

(File No. 333-79201)

Discovery Select Variable Annuity

(File No. 333-06701)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following semi annual reports for the period ending June 30, 2008 to the contract owners.

In addition to information transmitted herewith, we incorporate by reference the semi annual reports with respect to the following underlying mutual funds:

Filer/Entity:	INVESCO AIM Advisors, Inc.
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950129-08-004706
Date of Filing:	08/25/2008

Filer/Entity:	AllianceBernstein Variable Products Series Fund Inc.
Registration No.:	811-05398
CIK No.:	0000825316
Accession No.:	0001193125-08-183213
Date of Filing:	08/25/2008

Filer/Entity:	American Century Variable Portfolios, Inc.
Registration No.:	811-05188
CIK No.:	0000814680
Accession No.:	0000814680-08-000042
Date of Filing:	08/22/2008

Filer/Entity:	Credit Suisse Trust
Registration No.:	811-07261
CIK No.:	0000941568
Accession No.:	0001104659-08-056905
Date of Filing:	09/04/08

Filer/Entity:	Davis Variable Account Fund, Inc.
Registration No.:	811-09293
CIK No.:	0001084060
Accession No.:	0001084060-08-000012
Date of Filing:	08/20/08

Filer/Entity:	Dreyfus Variable Investment Fund
Registration No.:	811-05125

CIK No.:	0000813383
Accession No.:	0000813383-08-000010
Date of Filing:	08/19/2008

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.:	811-05583
CIK No.:	0000837274
Accession No.:	0001193125-08-185461
Date of Filing:	08/27/2008

Filer/Entity:	Janus Aspen Series - Institutional Shares
Registration No.:	811-07736
CIK No.:	0000906185
Accession No.:	0000950134-08-015843
Date of Filing:	08/27/2008

Filer/Entity:	MFS Variable Insurance Trust
Registration No.:	811-08326
CIK No.:	0000918571
Accession No.:	0001193125-08-191824
Date of Filing:	09/08/2008

Filer/Entity:	Premier VIT
Registration No.:	811-08512
CIK No.:	0000923185
Accession No.:	0001104659-08-057003
Date of Filing:	09/04/2008

Filer/Entity:	T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:	811-07143
CIK No.:	0000918294
Accession No.:	0000918294-08-000032
Date of Filing:	08/26/2008

Filer/Entity:	T. Rowe Price International Series, Inc. - International Stock Portfolio
Registration No.:	811-07145
CIK No.:	0000918292
Accession No.:	0000918292-08-000010
Date of Filing:	08/27/2008

Filer/Entity:	The Prudential Series Fund
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-08-191170
Date of Filing:	09/05/2008

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/ C. Christopher Sprague

C. Christopher Sprague

Vice President and Corporate Counsel

September 25, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Pruco Life Flexible Premium Variable Annuity Account

(File No. 811-07325)

Premier Variable Annuity

(File No. 333-130989)

(File No. 333-144639)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following semi annual reports for the period ending June 30, 2008 to the contract owners.

In addition to information transmitted herewith, we incorporate by reference the semi annual reports with respect to the following underlying mutual funds:

Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/2008

Filer/Entity:	ProFund Advisors, LLC
Registration No.:	811-08239
CIK No.:	0001039803
Accession No.:	0001209286-08-000279
Date of Filing:	09/05/08

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No:	811-05583
CIK No.:	0000837274
Accession No.:	0001193125-08-185461
Date of Filing:	08/27/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague

C. Christopher Sprague

Vice President and Corporate Counsel